Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	$ 676.1	$ 474.6
Real Estate Joint Ventures [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	300.6	444.1
Limited Partnership [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	31.0	63.5
Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	1,007.7	982.2
Mortgage Loans Payable [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	$ 57.4	$ (14.8)